Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
Purchased software	11,055	11,055
Total cost	11,055	11,055
Less: accumulated amortization	(5,518)	(6,808)
Intangible assets, net	5,537	4,247

Schedule of estimated amortization expense of existing intangible assets

RMB
For the year ending December 31, 2024	1,015
2025	1,012
2026	753
2027	603
2028	263
Thereafter	601
Total	4,247